Summary of Significant Accounting Policies - Tax Status (Details) - LONG-TERM SAVINGS PLAN	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies
EBP, Tax Determination Letter, Obtained [true false]	true
Date in which determination letter obtained from the IRS	Oct. 16, 2014
EBP, Tax Qualification Status [Extensible Enumeration]	us-gaap:QualifiedPlanMember